CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the period	$ 19,539	$ 8,966	$ 32,971	$ 18,308
Other comprehensive income
Change in fair value of financial instruments		23,415		40,536
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings		(2,196)		(7,035)
Amortization of deferred realized losses on cash flow hedges	1,002	850	1,992	1,499
Reclassification of unrealized losses/(gains) to earnings	29,501	(318)	58,819	(1,843)
Total Other Comprehensive Income	30,503	21,751	60,811	33,157
Comprehensive Income	$ 50,042	$ 30,717	$ 93,782	$ 51,465